UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09597

LORD ABBETT STOCK APPRECIATION FUND
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2012

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT STOCK APPRECIATION FUND April 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.97%

Aerospace & Defense 3.88%

Honeywell International, Inc.	53,261	$3,231
Precision Castparts Corp.	15,145	2,671
United Technologies Corp.	6,049	494

Total		6,396

Auto Components 0.77%

BorgWarner, Inc.*	16,056	1,269

Beverages 0.49%

Coca-Cola Co. (The)	10,573	807

Biotechnology 2.83%

Alexion Pharmaceuticals, Inc.*	16,266	1,469
Celgene Corp.*	16,902	1,233
Gilead Sciences, Inc.*	37,742	1,963

Total		4,665

Capital Markets 1.10%

T. Rowe Price Group, Inc.	28,705	1,812

Chemicals 3.52%

Ashland, Inc.	36,599	2,411
Dow Chemical Co. (The)	24,375	826
LyondellBasell Industries NV Class A (Netherlands)(a)	11,701	489
Monsanto Co.	18,965	1,444
Mosaic Co. (The)	12,153	642

Total		5,812

Commercial Banks 0.69%

PNC Financial Services Group, Inc. (The)	17,049	1,131

Communications Equipment 4.08%

F5 Networks, Inc.*	14,721	1,972
QUALCOMM, Inc.	74,500	4,756

Total		6,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT STOCK APPRECIATION FUND April 30, 2012

Investments	Shares	Fair Value (000)

Computers & Peripherals 10.90%

Apple, Inc.*	21,213	$12,393
EMC Corp.*	76,766	2,166
International Business Machines Corp.	6,819	1,412
NetApp, Inc.*	24,187	939
Teradata Corp.*	15,370	1,073

Total		17,983

Construction & Engineering 1.00%

Fluor Corp.	28,693	1,657

Consumer Finance 1.75%

American Express Co.	20,149	1,213
Capital One Financial Corp.	30,207	1,676

Total		2,889

Diversified Financial Services 0.56%

JPMorgan Chase & Co.	21,334	917

Electrical Equipment 0.85%

Rockwell Automation, Inc.	18,227	1,410

Electronic Equipment, Instruments & Components 0.66%

Trimble Navigation Ltd.*	20,000	1,083

Energy Equipment & Services 4.46%

Cameron International Corp.*	33,422	1,713
Ensco plc ADR	22,979	1,256
Halliburton Co.	23,399	801
National Oilwell Varco, Inc.	13,723	1,039
Schlumberger Ltd.	34,257	2,540

Total		7,349

Food & Staples Retailing 1.12%

Costco Wholesale Corp.	8,366	738
CVS Caremark Corp.	24,795	1,106

Total		1,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT STOCK APPRECIATION FUND April 30, 2012

Investments	Shares	Fair Value (000)

Health Care Equipment & Supplies 1.27%

Covidien plc (Ireland)(a)	22,832	$1,261
St. Jude Medical, Inc.	21,470	831

Total		2,092

Health Care Providers & Services 3.27%

CIGNA Corp.	30,624	1,416
Express Scripts Holding Co.*	43,425	2,423
Laboratory Corp. of America Holdings*	7,095	623
McKesson Corp.	10,222	934

Total		5,396

Hotels, Restaurants & Leisure 2.91%

Las Vegas Sands Corp.	16,044	890
Marriott International, Inc. Class A	68,939	2,695
MGM Resorts International*	90,233	1,211

Total		4,796

Household Durables 0.79%

Stanley Black & Decker, Inc.	17,847	1,306

Information Technology Services 3.36%

MasterCard, Inc. Class A	5,031	2,275
VeriFone Systems, Inc.*	16,877	804
Visa, Inc. Class A	20,073	2,469

Total		5,548

Internet & Catalog Retail 4.15%

Amazon.com, Inc.*	14,728	3,415
priceline.com, Inc.*	4,511	3,432

Total		6,847

Internet Software & Services 5.42%

eBay, Inc.*	78,569	3,225
Google, Inc. Class A*	9,434	5,710

Total		8,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT STOCK APPRECIATION FUND April 30, 2012

Investments	Shares	Fair Value (000)

Life Sciences Tools & Services 0.70%

Agilent Technologies, Inc.	27,272	$1,150

Machinery 4.18%

Caterpillar, Inc.	8,417	865
Cummins, Inc.	9,417	1,090
Danaher Corp.	30,280	1,642
Dover Corp.	19,978	1,252
Eaton Corp.	28,395	1,368
SPX Corp.	8,789	675

Total		6,892

Media 0.94%

Discovery Communications, Inc. Class A*	28,427	1,547

Metals & Mining 0.77%

Cliffs Natural Resources, Inc.	4,957	309
Freeport-McMoRan Copper & Gold, Inc.	25,254	967

Total		1,276

Multi-Line Retail 2.18%

Dollar General Corp.*	43,906	2,084
Nordstrom, Inc.	27,134	1,515

Total		3,599

Oil, Gas & Consumable Fuels 4.08%

Exxon Mobil Corp.	7,841	677
Marathon Oil Corp.	28,787	845
Noble Energy, Inc.	9,575	951
Occidental Petroleum Corp.	18,116	1,653
Pioneer Natural Resources Co.	10,260	1,188
Valero Energy Corp.	29,208	721
Whiting Petroleum Corp.*	12,116	693

Total		6,728

Paper & Forest Products 0.96%

International Paper Co.	47,683	1,588

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT STOCK APPRECIATION FUND April 30, 2012

Investments	Shares	Fair Value (000)

Pharmaceuticals 3.67%

Allergan, Inc.	24,727	$2,374
Novo Nordisk AS ADR	3,962	582
Teva Pharmaceutical Industries Ltd. ADR	19,174	877
Watson Pharmaceuticals, Inc.*	29,342	2,211

Total		6,044

Professional Services 0.56%

Robert Half International, Inc.	30,986	923

Real Estate Management & Development 0.52%

CBRE Group, Inc.*	45,814	862

Road & Rail 0.42%

Union Pacific Corp.	6,206	698

Semiconductors & Semiconductor Equipment 2.23%

Broadcom Corp. Class A*	42,813	1,567
Intel Corp.	41,730	1,185
Texas Instruments, Inc.	29,225	934

Total		3,686

Software 8.28%

Ariba, Inc.*	46,998	1,795
Citrix Systems, Inc.*	43,218	3,700
MICROS Systems, Inc.*	22,547	1,281
Microsoft Corp.	118,788	3,804
Red Hat, Inc.*	24,520	1,462
VMware, Inc. Class A*	14,402	1,609

Total		13,651

Specialty Retail 4.80%

Bed Bath & Beyond, Inc.*	12,622	888
Dick’s Sporting Goods, Inc.	42,977	2,175
Limited Brands, Inc.	31,731	1,577
Ross Stores, Inc.	21,223	1,307
TJX Companies, Inc. (The)	47,391	1,977

Total		7,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT STOCK APPRECIATION FUND April 30, 2012

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods 4.31%

Coach, Inc.	19,849	$1,452
Lululemon athletica, Inc. (Canada)*(a)	13,089	970
NIKE, Inc. Class B	23,972	2,682
PVH Corp.	13,421	1,192
Ralph Lauren Corp.	4,721	813

Total		7,109

Tobacco 1.54%

Altria Group, Inc.	42,179	1,359
Philip Morris International, Inc.	13,109	1,173

Total		2,532

Total Investments in Common Stocks 99.97% (cost $139,143,004)		164,881

Cash and Other Assets in Excess of Liabilities 0.03%		53

Net Assets 100.00%		$164,934

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on September 29, 1999.

The Fund’s investment objective is long-term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(concluded)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$164,881	$—	$—	$164,881

Total	$164,881	$—	$—	$164,881

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of April 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$140,006,059

Gross unrealized gain	27,143,933
Gross unrealized loss	(2,269,081)

Net unrealized security gain	$24,874,852

The difference between book-basis and tax-basis unrealized gains (losses) is primarily due to wash sales.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT STOCK APPRECIATION FUND

	By:	/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 18, 2012

	By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 18, 2012

	By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2012